Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
8.	Property, Plant and Equipment

	December 31,	December 31,
	2015	2014
Cost
Construction in progress	$13,256	$8,206
Plant and buildings	30,852	32,211
Machinery and equipment	39,700	40,596
Motor vehicles	1,570	1,747
Equipment and furniture	2,566	2,542
Leasehold improvements	12,911	13,232
Total cost	$100,855	$98,534

Less: Accumulated depreciation
Construction in progress	$-	$-
Plant and buildings	8,059	6,957
Machinery and equipment	20,458	17,876
Motor vehicles	1,408	1,567
Equipment and furniture	1,830	1,707
Leasehold improvements	5,160	4,194
Total accumulated depreciation	$36,915	$32,301

Property, plant and equipment, net	$63,940	$66,233

The buildings of the Changping facilities of Sinovac Beijing with a net book value of $13,505 (RMB 87.5 million) were pledged as collateral for a bank loan from China Construction Bank (note 11).

The buildings of Sinovac Beijing with a net book value of $2,568 (RMB 16.6 million) were pledged as collateral for a bank loan from Bank of Beijing (note 11).

The buildings of Sinovac Dalian with a net book value of $5,344 (RMB 34.6 million) were pledged as collateral for a bank loan from Bank of China (note 11).

Depreciation expense for the year ended December 31, 2015 was $5,897 (2014 - $7,458, 2013 - $5,662).

Loss on disposal of equipment for the year ended December 31, 2015 was $26 (2014 - $74, 2013 - $31).